Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of fair value of options granted

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

2023

Risk-free interest rate	3.93%
Illiquidity Discount	30%
Expected stock price volatility	62.3%
Dividend yield	-%

Schedule of activity in equity incentive plan

A summary of the activity in the 2023 Equity Incentive Plan follows:

For the year ended December 31, 2023

	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	-	-	-	-
Granted	1,025,527	1.67	9.3	429,388
Exercised	-	-	-	-
Forfeited or expired	-	-	-
Outstanding at end of year	1,025,527	1.67	9.3	429,388
Fully vested and expected to vest	945,541	1.60	9.4
Exercisable at end of year of 2023	945,541	1.60	9.4	407,607

For the year ended December 31, 2024

	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	1,025,527	1.67	9.3	429,388
Granted	-	-	-	-
Exercised	24,513	0.01	-	16,401
Forfeited or expired	138,329	1.94	-	30,866
Outstanding at end of year	862,685	1.67	9.0	382,121
Fully vested and expected to vest	862,685	1.67	9.0	382,121
Exercisable at end of year of 2024	862,685	1.67	9.0	382,121

Schedule of information related to the stock option plan

Information related to the stock option plan during each year follows:

	2022	2023	2024
	USD	USD	USD
Intrinsic value of options exercised		-	16,401
Intrinsic value of options expired/forfeited		-	30,866
Cash received from option exercises		-	300
Tax benefit from option exercises		-	-
Weighted average fair value of options granted		429,388	429,388

Schedule of information related to the stock award	Information related to the stock award during each year follows:
	2024	2024	2024
	Shares	Value of Shares (SGD)	Value of Shares (USD)
Share award issued	182,432	93,389	68,357